Summary of Significant Accounting Policies - Customer Concentration (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024 USD ($) customer segment	Dec. 31, 2023 USD ($) customer segment	Dec. 31, 2022 USD ($) customer
Customer Concentration
Number of Operating Segments | segment	1	1
Accounts receivable
Customer Concentration
Number of customers | customer		1	2
Accounts receivable | Customer concentration risk | Customer 1
Customer Concentration
Concentration risk (as a percent)		82.00%	21.00%
Amount of concentration risk		$ 2,011	$ 317
Accounts receivable | Customer concentration risk | Customer 2
Customer Concentration
Concentration risk (as a percent)			10.00%
Amount of concentration risk			$ 151
Revenue
Customer Concentration
Number of customers | customer	2	1	2
Revenue | Customer concentration risk | Customer 1
Customer Concentration
Concentration risk (as a percent)	23.00%	9.00%	11.00%
Amount of concentration risk	$ 523	$ 465	$ 799
Revenue | Customer concentration risk | Customer 2
Customer Concentration
Concentration risk (as a percent)	20.00%	44.00%	6.00%
Amount of concentration risk	$ 455	$ 2,374	$ 436